Intangible Assets - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 2,720	R$ 3,833
Ending balance	1,441	2,720
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,720	3,833
Ending balance	R$ 1,441	R$ 2,720
Amortization rate (per year) - %	20.00%	20.00%
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 21,908	R$ 21,105
Purchases	0	560
Foreign exchange variation of intangible assets abroad	1,815	243
Ending balance	23,723	21,908
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,908	21,105
Purchases	0	560
Foreign exchange variation of intangible assets abroad	1,815	243
Ending balance	23,723	21,908
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(19,188)	(17,272)
Foreign exchange variation of intangible assets abroad	(1,808)	(236)
Annual amortization	(1,286)	(1,680)
Ending balance	(22,282)	(19,188)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(19,188)	(17,272)
Foreign exchange variation of intangible assets abroad	(1,808)	(236)
Annual amortization	(1,286)	(1,680)
Ending balance	R$ (22,282)	R$ (19,188)